CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS 2 (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,141)	$ (10,408)	$ (29,172)	$ (39,971)	$ (51,373)	$ (58,225)
Foreign currency translation (loss) gain	(242)	172	(205)	(79)	(265)	524
Total comprehensive loss	$ (7,383)	$ (10,236)	$ (29,377)	$ (40,050)	$ (51,638)	$ (57,701)